Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income tax expense	$ 0	$ (46,000)	$ 0	$ 816,000	$ 715,000	$ 0
Net operating loss carryforwards					400,000
Uncertain tax positions					0
Income tax expense, interest or penalties					0	$ 0
Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards					55,100,000
Orphan Drug
Income Tax Disclosure [Line Items]
Tax credit carryforwards					$ 45,200,000
Tax credit carryforwards expiration year					2041
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards					$ 283,500,000
Net operating loss carryforwards indefinitely					$ 283,100,000
Net operating loss carryforwards expiration year					2035
Federal | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards					$ 55,100,000
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards					272,100,000
State | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards					$ 14,800,000